UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $3,171,053 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC NETWORKS INC               CL A             00164V103    47317  1480956 SH       SOLE                  1480956        0        0
AMERICAN TOWER CORP            CL A             029912201   150835  2803632 SH       SOLE                  2803632        0        0
APPLE INC                      COM              037833100   232515   609764 SH       SOLE                   609764        0        0
BP PLC                         SPONSORED ADR    055622104   120619  3344025 SH       SOLE                  3344025        0        0
CHINA YUCHAI INTL LTD          COM              G21082105     1200    82300 SH       SOLE                    82300        0        0
CIGNA CORP                     COM              125509109   306051  7297346 SH       SOLE                  7297346        0        0
DANA HLDG CORP                 COM              235825205    81075  7721438 SH       SOLE                  7721438        0        0
EXPRESS SCRIPTS INC            COM              302182100   137348  3705100 SH       SOLE                  3705100        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    86556  6010829 SH       SOLE                  6010829        0        0
GENON ENERGY INC               COM              37244E107    57920 20834589 SH       SOLE                 20834589        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184   539889 17511800 SH  CALL SOLE                 17511800        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    50972 58000000 PRN      SOLE                        0        0 58000000
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    37535   800499 SH       SOLE                   800499        0        0
MI DEVS INC                    COM              55304X104    18073   680700 SH       SOLE                   680700        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   195859  6097713 SH       SOLE                  6097713        0        0
NEWS CORP                      CL A             65248E104   150195  9702500 SH       SOLE                  9702500        0        0
PENNEY J C INC                 COM              708160106     7489   279639 SH       SOLE                   279639        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    23672  1964451 SH       SOLE                  1964451        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    98602  9596300 SH       SOLE                  9596300        0        0
SOHU COM INC                   COM              83408W103     3567    74000 SH       SOLE                    74000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   180964  4862010 SH       SOLE                  4862010        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    93050  2500000 SH  CALL SOLE                  2500000        0        0
THERAVANCE INC                 COM              88338T104    25622  1272205 SH       SOLE                  1272205        0        0
VERISIGN INC                   COM              92343E102   181090  6329613 SH       SOLE                  6329613        0        0
VISTEON CORP                   COM NEW          92839U206    82489  1918342 SH       SOLE                  1918342        0        0
WELLPOINT INC                  COM              94973V107   199493  3055953 SH       SOLE                  3055953        0        0
YAHOO INC                      COM              984332106    57380  4356900 SH       SOLE                  4356900        0        0
YRC WORLDWIDE INC              COM NEW          984249300     3676 75011292 SH       SOLE                 75011292        0        0